Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues
Rental and other property revenues	$ 10,748,748	$ 2,797,475
Real estate note investment interest	575,839	44,777
Total revenues	11,324,587	2,842,252
Expenses
Property operations expense	4,569,857	1,428,925
Reimbursable operating expenses to related parties	1,029,920	541,652
Asset management fee to related party	2,799,466	811,395
Depreciation and amortization	6,966,232	2,738,190
General and administrative expenses	3,353,892	876,808
Total operating expenses	18,719,367	6,396,970
Other income (expense)
Equity in earnings of unconsolidated real estate entities	2,113,386	272,805
Interest income	198,003	492,542
Interest expense	(3,665,345)	(916,626)
Total other expense	(1,353,956)	(151,279)
Total expenses before asset management fee waiver	(20,073,323)	(6,548,249)
Asset management fee waived by Advisor	197,397	409,803
Net expenses after asset management fee waiver	(19,875,926)	(6,138,446)
Net loss	$ (8,551,339)	$ (3,296,194)
Weighted-average shares outstanding (in shares)	10,781,487	4,711,343
Net loss per common share - basic and diluted (in USD per share)	$ (0.79)	$ (0.70)